Schedule of short term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Line of Credit Facility [Line Items]
Short-term borrowings	$ 5,547	¥ 39,381	¥ 5,921
Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.20%	3.20%
Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	4.50%	4.50%
Bank of Ningbo [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 19,381	5,921
Maturity	June, 2024
Bank of Ningbo [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.90%	3.90%
Bank of Ningbo [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	4.10%	4.10%
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 10,000
Maturity	July, 2024
Bank of Beijing [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.00%	3.00%
Bank of Beijing [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.45%	3.45%
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 5,000
Annual interest rate	2.35%	2.35%
Maturity	November, 2024
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term borrowings		¥ 5,000
Maturity	April, 2024
China Merchants Bank [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.20%	3.20%
China Merchants Bank [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Annual interest rate	3.25%	3.25%